CLAYMORE EXCHANGE-TRADED FUND TRUST

                         CLAYMORE/ZACKS MID-CAP CORE ETF

  SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The first sentence in the first paragraph following the bar chart in the section titled "fund Performance" is hereby deleted in its entirety and replaced with the following:

During the calendar year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were 2.23% and -20.31%, respectively, for the quarters ended 6/30/08 and 12/31/08.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


July 29, 2009